Document and Entity Information	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2025
Entity Registrant Name	SUPERIOR ENERGY SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34037
Entity Tax Identification Number	87-4613576
Entity Address Address Line 1	1001 Louisiana Street, Suite 2900
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	654-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000886835